Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	CCMO
Entity Registrant Name	iHeartMedia, Inc.
Entity Central Index Key	0001400891
Entity Filer Category	Non-accelerated Filer